CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 628	$ 19,165	$ 22,576
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	607	944	1,028
Share-based compensation	$ 118	1,699	$ 2,271
Gain on disposal of property and equipment		(207)
Allowance for doubtful accounts	$ 2,771	827	$ 2,570
Write-down of inventory	1,050	1,330	2,761
Warranty accrual	50	62	72
Share of loss on equity method investments	47	$ 59	$ 468
Gain from deemed disposal of an equity method investment	(184)
Changes in operating assets and liabilities:
Accounts receivable and notes receivable	5,566	$ (4,868)	$ (9,361)
Inventories	(1,159)	(1,384)	(1,889)
Prepaid expenses and other current assets	3,017	(1,462)	1,303
Accounts payable and notes payable	(639)	(1,104)	1,823
Income tax payable	(946)	2,511	(2,541)
Accrued expenses and other current liabilities	(3,083)	2,051	432
Deferred revenue	(1,223)	(1,376)	(1,232)
Government subsidies	(538)	(1,049)	1,651
Deferred income taxes	1,170	(4,265)	2,314
Other assets	216	(723)	258
Net cash provided by operating activities	7,468	12,210	24,504
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	$ (167)	(2,750)	(333)
Restricted cash		$ 830	$ (892)
Proceed from disposal of property and equipment	$ 2,816
Acquisition of subsidiaries		$ 2,204
Proceeds from dissolution of equity method investment			$ 355
Purchase of equity method investment	$ (541)
Net cash (used in)/provided by investing activities	2,108	$ 284	$ (870)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from stock option exercise	$ 700	726	58
Special cash dividend paid to shareholders		(29,692)	$ (76,942)
Advance payment received in relation to an investment in Cyber Cloud		$ 2,254
Acquisition of noncontrolling interests	$ (47)
Net cash (used in)/provided by financing activities	653	$ (26,712)	$ (76,884)
Effect of exchange rate changes on cash and cash equivalents	(2,133)	(2,825)	1,638
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	8,096	(17,043)	(51,612)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	62,042	79,085	130,697
CASH AND CASH EQUIVALENTS, END OF THE YEAR	70,138	62,042	79,085
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATIONS
Income tax paid	2,465	1,758	690
Withholding tax paid	2,007	6,196	204
Income Taxes Paid, Net, Total	$ 4,472	$ 7,954	894
Non-cash investing and financing activities
Dividend payable			$ 57
Exchange of equity interests in investment for acquisition of Shibo Movie (Note 5(b))		$ 747
Transfer of noncontrolling interest in Cyber Cloud for acquisition of Xinsi Yijia (Note 5(a))		2,541
Partial disposal of Joysee's equity (Note 21(b))		963
Receivable on disposal of property and equipment		$ 2,852